Components of All Specifically Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Gross amount	$ 180,905	$ 180,905
Finite lived intangible assets, Gross amount	490,367	490,367
Indefinite lived intangible assets, Gross amount	55,600	55,600
Total, Gross amount	726,872	726,872
Finite lived intangible assets, Accumulated amortization	149,322	104,679
Total, Accumulated amortization	149,322	104,679
Goodwill, Foreign exchange translation	4
Finite lived intangible assets, Foreign exchange translation	865	218
Indefinite lived intangible assets, Foreign exchange translation
Total, Foreign exchange translation	869	218
Goodwill, Net carrying value	180,909	180,905	85,257
Finite lived intangible assets, Net carrying value	341,910	385,906
Indefinite lived intangible assets, Net carrying value	55,600	55,600
Total, Net carrying value	$ 578,419	$ 622,411